Goodwill and Intangible Assets (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Software licenses
Intangible Assets
Cost of Intangible Assets and Goodwill			$ 1,765,499	$ 1,868,501
Gain or Loss of control over subsidiary		$ 1,112	3,068	(3,517)
Additions Intangible Assets and Goodwill			307,251	309,889
Disposals Intangible Assets and Goodwill	[1]		(340,090)	(409,374)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated			790,289	967,441
Amortisation Disposals Intangible Assets and Goodwill	[1]	(340,090)	(409,374)
Amortisation for the Period Intangible Assets and Goodwill		504,352	233,184
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill		955,663	790,289
Carrying Amount of Intangible Assets and Goodwill		780,065	975,210
Goodwill
Intangible Assets
Cost of Intangible Assets and Goodwill				9,853
Gain or Loss of control over subsidiary			0	(9,853)
Additions Intangible Assets and Goodwill				0
Disposals Intangible Assets and Goodwill	[1]			0
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated				0
Amortisation Disposals Intangible Assets and Goodwill	[1]		0
Amortisation for the Period Intangible Assets and Goodwill			0
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill			0
Carrying Amount of Intangible Assets and Goodwill			0
Total Intangible Assets And Goodwill
Intangible Assets
Cost of Intangible Assets and Goodwill			1,765,499	1,878,354
Gain or Loss of control over subsidiary		1,112	3,068	(13,370)
Additions Intangible Assets and Goodwill			307,251	309,889
Disposals Intangible Assets and Goodwill	[1]		(340,090)	(409,374)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated			790,289	$ 967,441
Amortisation Disposals Intangible Assets and Goodwill	[1]	(340,090)	(409,374)
Amortisation for the Period Intangible Assets and Goodwill		504,352	233,184
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill		955,663	790,289
Carrying Amount of Intangible Assets and Goodwill		$ 780,065	$ 975,210

[1]	Includes write-off of fully amortized items